SCHEDULE OF CONVERTIBLE PROMISSORY NOTES RELATED PARTIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long term debt, gross	$ 7,500,000	$ 7,500,000
Convertible Promissory Note Related Parties One [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 7,500,000	$ 7,500,000
Interest rate	5.00%	5.00%	5.00%
Debt instrument, maturity date	Dec. 31, 2022	Dec. 31, 2022
Debt instrument, conversion price	$ 1.20	$ 1.20	$ 1.20
Convertible Promissory Note Related Parties One [Member] | Note Payable One [Member]
Debt Instrument [Line Items]
Debt instrument, conversion amount	$ 6,525,000	$ 6,525,000
Convertible Promissory Note Related Parties One [Member] | Note Two [Member]
Debt Instrument [Line Items]
Debt instrument, conversion amount	975,000		$ 975,000
Convertible Promissory Notes Related Parties [Member]
Debt Instrument [Line Items]
Long term debt, gross		7,500,000
Less: Current portion	(7,500,000)	(7,500,000)
Total